Selected Quarterly Financial Data (Unaudited) - Schedule of Selected Unaudited Consolidated Statement of Operations Information (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements Captions [Line Items]
Revenue		$ 190,205	$ 151,548	$ 123,616	$ 119,445	$ 126,148	$ 110,397	$ 89,111	$ 82,349	$ 584,814	$ 408,005	$ 296,910
Income (loss) from Operations		(11,127)	8,431	11,681	10,550	12,139	9,683	7,335	(4,316)	19,535	24,841	19,319
Net income	$ (8,604)	(13,238)	4,819	10,146	8,835	10,377	7,763	4,959	(5,279)	10,562	17,820	18,125
Net (loss) attributable to non-controlling interest	(4,238)	(4,238)								(4,238)
Net income attributable to MediaAlpha, Inc.	$ (4,366)	$ (4,366)								$ (4,366)
Net (loss) per share of Class A common stock - basic and diluted		$ (0.14)								$ (0.14)
QL Holdings LLC
Condensed Income Statements Captions [Line Items]
Net income		$ (4,634)	$ 4,819	$ 10,146	$ 8,835	$ 10,377	$ 7,763	$ 4,959	$ (5,279)	$ 19,166	$ 17,820	$ 18,125